Accounts Payable and Accrued Liabilities Disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2012	2011
Trade accounts payable	5,820	5,725
Notes payable	516	570
Total	6,336	6,295